Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 191,127	£ 150,258
Cash collateral and settlement balances	101,367	83,256
Loans and advances at amortised cost	342,632	339,115
Reverse repurchase agreements and other similar secured lending	9,031	3,379
Trading portfolio assets	127,950	114,195
Financial assets at fair value through the income statement	175,151	133,086
Derivative financial instruments	302,446	229,236
Financial assets at fair value through other comprehensive income	78,688	65,750
Investments in associates and joint ventures	781	721
Goodwill and intangible assets	7,948	8,119
Property, plant and equipment	4,036	4,215
Current tax assets	477	412
Deferred tax assets	3,444	3,290
Retirement benefit assets	1,814	2,108
Other assets	2,622	3,089
Total Assets	1,349,514	1,140,229
Liabilities
Deposits at amortised cost	481,036	415,787
Cash collateral and settlement balances	85,423	67,341
Repurchase agreements and other similar secured borrowing	14,174	14,517
Debt securities in issue	75,796	76,369
Subordinated liabilities	16,341	18,156
Trading portfolio liabilities	47,405	36,916
Financial liabilities designated at fair value	249,765	204,326
Derivative financial instruments	300,775	229,204
Current tax liabilities	645	313
Deferred tax liabilities	15	23
Retirement benefit liabilities	291	348
Other liabilities	8,662	8,505
Provisions	2,304	2,764
Total liabilities	1,282,632	1,074,569
Equity
Called up share capital and share premium	4,637	4,594
Other equity instruments	11,172	10,871
Other reserves	4,461	4,760
Retained earnings	45,527	44,204
Total equity excluding non-controlling interests	65,797	64,429
Non-controlling interests	1,085	1,231
Total equity	66,882	65,660
Total liabilities and equity	£ 1,349,514	£ 1,140,229